Annual Total Returns [BarChart] - Overseas Series - CLASS I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(15.60%)
Annual Return 2012	19.28%
Annual Return 2013	19.38%
Annual Return 2014	(9.26%)
Annual Return 2015	(5.03%)
Annual Return 2016	3.50%
Annual Return 2017	23.91%
Annual Return 2018	(17.22%)
Annual Return 2019	27.50%
Annual Return 2020	27.06%